UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22843

Center Coast MLP & Infrastructure Fund

(Exact name of registrant as specified in charter)

Center Coast Capital Advisors, LP
1600 Smith Street
Suite 3800
Houston, TX 77002

(Address of principal executive offices) (Zip code)

Dan C. Tutcher
Center Coast Capital Advisors, LP
1600 Smith Street
Suite 3800
Houston, TX 77002

(Name and address of agent for service)

Registrant's telephone number, including area code: (713) 759-1400

Date of fiscal year end: November 30

Date of reporting period: February 29, 2016

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Center Coast MLP & Infrastructure Fund
Schedule of Investments
February 29, 2016 (unaudited)

Number of Shares		Value
	COMMON STOCK - 10.3%
	General Partner (1099) - 1.9%
206,782	Williams Cos., Inc. [1]	$3,306,444
		3,306,444
	Midstream C-corps - 8.4%
537,604	Targa Resources Corp. [1]	14,450,796
		14,450,796
	Total Common Stock
	(Cost $15,696,467)	17,757,240

	MASTER LIMITED PARTNERSHIP SHARES - 105.5%
	Diversified Midstream- 26.3%
678,004	Enterprise Products Partners LP [1]	15,844,954
443,276	MPLX LP [1]	11,498,579
314,411	Tesoro Logistics LP [1]	13,117,227
243,815	Williams Partners LP [1]	4,808,032
		45,268,792

	E&P-sponsored Gathering & Processing - 13.1%
1,058,542	EnLink Midstream Partners LP [1]	9,717,416
152,784	Rice Midstream Partners LP	2,024,388
274,519	Western Gas Partners LP [1]	10,763,890
		22,505,694

	Large-cap Gathering & Processing - 12.1%
90,338	DCP Midstream Partners LP 1	1,753,461
651,821	ONEOK Partners LP [1]	19,157,019
		20,910,480

	Large-cap Petroleum Transportation & Storage - 31.8%
189,776	Buckeye Partners LP [1]	12,213,984
117,809	Magellan Midstream Partners LP [1]	7,961,532
290,673	NuStar Energy LP [1]	10,182,275
728,654	Plains All American Pipeline LP [1]	15,607,769
355,624	Sunoco Logistics Partners LP [1]	8,762,575
		54,728,135

	Natural Gas Transportation & Storage - 16.7%
117,809	EQT Midstream Partners LP [1]	6,026,017
223,000	Spectra Energy Partners LP [1]	10,327,130
279,942	TC Pipelines LP [1]	12,393,032
		28,746,179

	Other fee-based - 2.0%
225,755	Martin Midstream Partners LP [1]	3,492,430
		3,492,430

	Small-cap Gathering & Processing - 1.0%
137,704	Summit Midstream Partners LP [1]	1,737,824
		1,737,824

	Sponsored Petroleum Transportation & Storage - 2.5%
38,019	Phillips 66 Partners LP [1]	2,291,405
58,789	Shell Midstream Partners LP [1]	2,089,949
		4,381,354

	Total Master Limited Partnership Shares
	(Cost $248,144,626)	181,770,888

Center Coast MLP & Infrastructure Fund
Schedule of Investments - Continued
February 29, 2016 (unaudited) (continued)

Number of Shares		Value
	PREFERRED STOCK - 4.2%
	E&P-sponsored Gathering & Processing
44,660	Anadarko Pete Corp., 7.50%	$1,329,528
		1,329,528

	Midstream C-corps - 3.4%
131,220	Kinder Morgan Inc., 9.75% [1]	5,960,669
		5,960,669
	Total Preferred Stock
	(Cost $6,112,335)	7,290,197

	UNREGISTERED/RESTRICTED SECURITIES - 12.1%
20,795,387	KKR Eagle Co-Invest LP [2,3]	20,795,387
	Total Unregistered/Restricted Securities
	(Cost $20,795,387)	20,795,387

Principal Amount		Value
	Short-Term Investments - 0.3%
$531,047	UMB Money Market Fiduciary, 0.01% [4]	$531,047
	Total Short-Term Investments	531,047
	(Cost $531,047)

	Total Investments * - 132.4%
	(Cost $291,279,862)	228,144,759
	Liabilities in Excess of Other Assets - (32.4)%	(55,851,193)
	Total Net Assets - 100%	$172,293,566

LP - Limited Partnership

[1]	All or a portion of the security has been pledged as collateral with the Fund's line of credit agreement. As of February 29, 2016, the total value of securities pledged as collateral for the line of credit agreement was $166,960,182.
[2]	Non-income producing security.
[3]	Indicates a fair valued security. Total value for fair valued securities is $20,795,387, representing 12.1% of fund assets.
[4]	The rate quoted is the annualized seven-day yield of the Fund at the period end.

*	All investments domiciled in the United States.

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with Generally Accepted Accounting Principles (“GAAP”) , and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards. Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation levels, as of February 29, 2016:

Assets	Level 1	Level 2	Level 3	Total
Common Stock[1]	$17,757,240	$-	$-	$17,757,240
Master Limited Partnerships[1]	181,770,888	-	-	181,770,888
Preferred Stock[1]	7,290,197	-	-	7,290,197
Unregistered/Restricted Securities	-	-	20,795,387	20,795,387
Short-Term Investments	531,047	-	-	531,047
Total Assets	$207,349,372	$-	$20,795,387	$228,144,759

[1]
All Common Stock, Master Limited Partnerships and Preferred Stock held by the Fund are Level 1 securities. For a detailed break-out of Master Limited Partnerships by major industry classification, please refer to the Schedule of Investments.

Transfers are recognized at the end of the reporting period. There were no transfers during the period.

The following table summarizes the change in value associated with Level 3 securities carried at fair value for the period ended February 29, 2016:

Level 3 Securities
Unregistered/Restricted Securities
Balance, December 1, 2015	$20,795,387
Balance, February 29, 2016	$20,795,387

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the adviser's valuation committee for Level 3 Fair Value Measurements for investments held as of February 29, 2016:

Type of Security	Fair Value at 2/29/2016	Valuation Technique(s)	Unobservable Input	Range (weighted average)
Unregistered/Restricted Securities	$20,795,387	Discounted Cash Flow	Discount Rate	11.00% – 15.00% (13.00%)
			Exit Multiple	9.00x – 11.00 x (10.00 x)
			Liquidity Discount	10.00% – 20.00% (15.00%)

Level 3 Unregistered/Restricted Securities valued by using an unobservable input factor are directly affected by a change in that factor.

At February 29, 2016, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$258,238,908

Gross Unrealized appreciation	$19,363,257
Gross Unrealized depreciation	(49,457,406)

Net unrealized appreciation/(depreciation) on investments	$(30,094,149)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to income/(loss) from Master Limited Partnership (“MLP”) K-1s, which is treated as an increase/(decrease) in cost basis of the MLP shares held, and timing differences in recognizing certain gains and losses in security transactions.

ITEM 2. CONTROLS AND PROCEDURES.

(a)   The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)   There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Center Coast MLP & Infrastructure Fund

By :	/s/ Dan C. Tutcher
Dan C. Tutcher, President and Chief Executive Officer
(Principal Executive Officer)

Date	April 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dan C. Tutcher
Dan C. Tutcher, President and Chief Executive Officer
(Principal Executive Officer)

Date	April 20, 2016

By:	/s/ William H. Bauch
William H. Bauch, Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date	April 20, 2016